Investments Accounted for Using the Equity Method - Summary of Combined Information of Investments Accounted for Using the Equity Method (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Net income
Associates	¥ 190,998	¥ 195,569
Joint ventures	160,031	114,678
Total	351,029	310,247
Other comprehensive income, net of tax
Associates	50,143	42,904
Joint ventures	38,501	(15,589)
Total	88,644	27,315
Comprehensive income
Associates	241,141	238,473
Joint ventures	198,532	99,089
Total	¥ 439,673	¥ 337,562